Trade Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2024
Trade Accounts Receivable [Abstract]
Schedule of Trade Accounts Receivable

Trade accounts receivable are amounts due from customers for services performed in the ordinary course of business.

	12/31/2024	12/31/2023
Trade accounts receivable	15,610	14,852
Allowance for expected credit losses	(636)	(589)
Trade accounts receivable, net	14,974	14,263

Schedule of Allowance for Expected Credit Losses

The following table shows the change in allowance for expected credit losses:

As of January 1, 2022	(117)
Allowance recorded during the year	(32)
As of December 31, 2022	(149)
Allowance recorded during the year	(538)
Reversal of provision	98
As of December 31, 2023	(589)
Allowance recorded during the year	(47)
As of December 31, 2024	(636)

Schedule of Trade Accounts Receivables by Aging Category

The trade accounts receivables by aging category are distributed as follows:

	12/31/2024	12/31/2023
Aging list:
Current	13,740	11,975
Due up to 30 days	702	1,651
Due from 30 to 60 days	155	272
Due from 60 to 90 days	102	365
Overdue from 90 to 180 days	249	589
Overdue over 180 days	662	-
Total	15,610	14,852